Equity Method Investments - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions, R$ in Millions			1 Months Ended				2 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($)	Dec. 30, 2025 BRL (R$)	Feb. 28, 2025 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Oct. 31, 2023 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Additions								$ 30,134	$ 3,948
Equity method investments							$ 43,665	45,011	43,665	$ 53,982
Equity method investment, impairment								$ 0	$ 2,834
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Common stock purchased (in shares) | shares															0.5
Common stock purchased, price per share (in dollars per share) | $ / shares															$ 1.00
Percentage of voting interest acquired (in percent)								50.00%							50.00%
Investee capital share amount called														$ 7,500
Cash paid to maintain equity interest														$ 3,750
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)								42.00%
Noncontroling owner, ownership percentage that prevent controlling the significant operating and financial decisions								30.00%
Southern Energy S.A. (“SESA”)
Schedule of Equity Method Investments [Line Items]
Additions								$ 30,100
Equity method investment, ownership percentage							0.00%	10.00%	0.00%
Equity method investments							$ 0	$ 29,426	$ 0
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Additions	$ 10,000	R$ 55.0			$ 9,300	R$ 45.0
Equity method investment, ownership percentage	58.00%	58.00%			58.00%	58.00%	58.00%	58.00%	58.00%
Equity method investments							$ 7,183	$ 7,562	$ 7,183
Egyptian Company for Gas Services S.A.E (“ECGS”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							50.00%	50.00%	50.00%					50.00%
Equity method investments							$ 5,502	$ 6,216	$ 5,502
Aqualung Carbon Capture AS (“Aqualung”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							4.40%	4.00%	4.40%		4.60%
Equity method investments							$ 2,046	$ 1,794	$ 2,046		$ 2,400
Avenir LNG Limited (“Avenir”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				23.36%			23.40%	0.00%	23.40%				25.00%
Equity method investments							$ 28,934	$ 0	$ 28,934
Aggregate cost												$ 42,750
Sale of stock (in shares) | shares			39.1	3.6
Sale of stock (in USD/NOK per share) | $ / shares			$ 1.0	$ 1.095
Gain/loss on disposal			$ 10,300	$ 500
Consideration received on transaction								$ 28,800
Avenir LNG Limited (“Avenir”) | Private placement
Schedule of Equity Method Investments [Line Items]
Equity method investments													$ 24,800
Higas Holdings Limited (“Higas”)
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							25.00%	25.00%	25.00%
Equity method investment, impairment							$ 2,800
Higas Holdings Limited (“Higas”) | Stolt-Nielsen Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				50.00%
Higas Holdings Limited (“Higas”) | Golar LNG Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				25.00%
Higas Holdings Limited (“Higas”) | Höegh Evi
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				25.00%